Organization and Principal Business	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization and Principal Business

Note 1 - Organization and Principal Business

TMD Energy Limited (“TMDEL”) was incorporated on October 17, 2023 in the Cayman Islands. TMDEL is a holding company without any operations.

TMDEL consummated its initial public offering on the NYSE American on April 22, 2025, issuing 3,100,000 ordinary shares at a price of $3.25 per share. In addition, the Company entered into an underwriting agreement with the underwriter on April 21, 2025, which granted the underwriter a 45-day option to purchase up to an additional 465,000 ordinary shares at the public offering price of $3.25 per share to cover any over-allotment. Subsequently, on April 22, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 465,000 ordinary shares at the public offering price of $3.25 per share. The initial public offering closed on April 22, 2025 and the exercise of the over-allotment option closed on April 24, 2025, with gross proceeds totaling $11,586,250, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on April 21, 2025 on NYSE American and commenced trading under the ticker symbol “TMDE”.

Business Re-organization

The re-organization of the legal entity structure was initialized with the acquisition of TMDEL by Straits Energy Resources Berhad (“Straits”) which was completed on November 21, 2023. Prior to this re-organization, Straits was the shareholder with direct or indirect control over all related entities involved in this re-organization.

●	On December 1, 2023, Straits increased its ownership in Straits Marine Fuels & Energy Sdn Bhd (“SMF”) and its seven subsidiaries (“SMF Group”) from 67% to 100%, with the acquisition of the balance 33% previously held by Tumpuan Megah Development Sdn Bhd (“Tumpuan Megah”). On December 14, 2023, TMDEL acquired 100% ownership of SMF Group from Straits by issuing 3,968,556 ordinary shares of TMDEL to Straits on May 31, 2024.

●	On January 10, 2024, SMF, the wholly-owned subsidiary of TMDEL, acquired 100% ownership of TMD Straits Limited (“TMD Straits”) and TMD Sturgeon Limited (“TMD Sturgeon”) from Straits by issuing 890,026 ordinary shares of TMDEL to Straits on May 31, 2024 and 1,132,607 shares of ordinary shares of TMDEL to Straits on May 31, 2024, respectively.

●	On January 24, 2024, SMF acquired 51% ownership of Straits Marine Services Pte Ltd (“SMS 1”) and its wholly-owned subsidiary, Straits Maritime Services Pte Ltd (“SMS 2”), from Straits by issuing 1,237,055 ordinary shares of TMDEL to Straits on May 31, 2024.

●	On January 24, 2024, SMF acquired 70% ownership of Tumpuan Megah and its six subsidiaries from Straits by issuing 8,108,179 ordinary shares of TMDEL to Straits on May 31, 2024.

The above transaction was treated as a re-organization of the Companies under common control and the financial statements give retroactive effect to these transactions.

On May 31, 2024, SMF acquired the remaining 49% ownership interest of SMS 1 and its wholly-owned subsidiary from the non-controlling interest shareholder by issuing 1,188,543 ordinary shares of TMDEL on May 31, 2024. The non-controlling interest is adjusted in the financial statements prospectively.

On May 31, 2024, SMF acquired the remaining 30% ownership interest of Tumpuan Megah and its six subsidiaries from non-controlling interest shareholders by issuing 3,474,934 ordinary shares of TMDEL on May 31, 2024. The non-controlling interest is adjusted in the financial statements prospectively.

On July 1, 2024, the Company reorganized its legal entity structure, whereby SMF acquired 100% equity interest in all wholly owned subsidiaries of Tumpuan Megah. All related entities have effectively become subsidiaries of SMF, with TMDEL effectively holding ownership and control of SMF and its subsidiaries.

The re-organization transaction is treated as a combination between entities under common control in accordance with ASC 805-50. These entities are considered under common control because they share the same ultimate parent entity, which holds a “controlling financial interest”, as defined by ASC 810, in both entities before and after the re-organization. The historical financial statements of each of the entities are the historical financial statements of the combined entity, with no adjustments made to the entities’ historical revenue, expenses, assets, or liabilities, the components of historical total equity are adjusted to reflect the capital structure of TMDEL in accordance to ASC 805-40-45-3 through 45-5.

On January 3, 2024, Tumpuan Megah acquired a 30% equity interest in TMD Marine Fuels Sdn. Bhd. (“TMDF”) through the purchase of 300 ordinary shares for RM300. On February 23, 2024, Tumpuan Megah acquired an additional 149,700 ordinary shares in TMDF for RM149,700, maintaining its equity interest at 30%. The total cash consideration for these transactions amounted to RM150,000.

In contrast to the reorganization, TMDF is consolidated under ASC 810 due to TMDEL’s ability to exert control over its financial and operational policies, despite holding only a 30% equity interest.

TMDEL and its subsidiaries operate as a comprehensive provider of marine fuel logistics, and offers related services, including vessel chartering services and vessel management services, within the maritime industry.

TMDEL and its consolidated subsidiaries are collectively referred to herein as the “Company” unless specific reference is made to an entity.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022

Note 1 - Organization and Principal Business (Continued)

TMDEL and its subsidiaries as at December 31, 2024 is as follows:

Entity Name	Percentage of Ownership	Place of Incorporation	Principal activities
TMD Energy Limited (“TMDEL”)	Parent	Cayman Islands	Ultimate Holding Company
Straits Marine Fuels & Energy Sdn Bhd (“SMF”)	100%	Malaysia	Investment holding
Straits Marine Services Pte Ltd (“SMS 1”)	100%	Singapore	Ship Management Services
Straits Maritime Services Pte Ltd (“SMS 2”)	100%	Singapore	Provision of Shipping Services, General Cleaning & Disinfection
Tumpuan Megah Development Sdn Bhd (“Tumpuan Megah”)	100%	Labuan, Malaysia	Provision of Bunkering Services for Marine Fuels and Petroleum-Based Products
Cavalla Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Dolphin Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Escolar Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Oscar Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Phoenix Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
S3 Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
TMD Straits Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
TMD Sturgeon Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Begonia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Ixora Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Omura Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Eden Maritime Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Beluga Ltd	51%	Labuan, Malaysia	Provision of Vessel Chartering Services
Sierra Pioneer Marine Ltd	51%	Labuan, Malaysia	Provision of Vessel Chartering Services
Katsu Pioneer Marine Ltd	51%	Labuan, Malaysia	Provision of Vessel Chartering Services
TMD Marine Fuels Sdn. Bhd. (“TMDF”)	30%	Malaysia	Dealing in Oil and Petroleum Products, Oil Trading, Oil Bunkering and Related Services

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022

Note 1 - Organization and Principal Business (Continued)

The effective organizational flow chart of TMDEL and its subsidiaries as at December 31, 2024 is as follows: